SUBSEQUENT EVENTS	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

NOTE 9: SUBSEQUENT EVENTS

From April 1, 2014 through May 14, 2014, the Company has issued 100,000 shares of common stock for services for an expense of $49,500 with no future period amortization and 17,870 shares of common stock pursuant to cashless exercise of warrants.

NOTE 17: SUBSEQUENT EVENTS

Effective January 27, 2014, the Company entered into agreements with Paul Arena.  Under an Executive Employment Agreement dated as of January 27, 2014 (the “Agreement”), Mr. Arena will have direct responsibility working in conjunction with the Company’s Chief Executive Officer, over operations, sales marketing, financial accounting and SEC reporting, operational budgeting, sales costing analysis, billing and auditor interfacing.  The initial term of Mr. Arena’s employment is two years.  Mr. Arena’s base salary is $275,000 per year.  Mr. Arena is to receive a signing bonus of $35,000 and is entitled to a quarterly bonus of up to $50,000 based on recognized revenues for the applicable quarter and additional bonuses at the discretion of the Company’s board of directors or compensation committee.  Mr. Arena has been granted five year warrants to purchase 250,000 shares of the Company’s common stock at an exercise price of $0.40 per share and stock options to purchase 1,500,000 shares at an exercise price of $0.40 per share subject to vesting as set forth in the Agreement.  Pursuant to a separate Performance Share Unit Agreement dated as of January 27, 2014 (the “PSU Agreement”), the Company granted to Mr. Arena an award of up to 3,000,000 PSUs.  Each PSU represents the right to receive one share of common stock.  The number of PSUs that Mr. Arena actually earns will be determined by the level of achievement of the performance goals set forth in the PSU Agreement.

On January 27, 2014 the Company issued 44,307 shares of common stock and a five-year warrant to purchase 44,307 shares of common stock with a strike price of $0.40 for payment for services.

On January 30, 2014, the Company sold an aggregate of 666,667 units to 2 accredited investors for gross proceeds of $200,000 in a separate private placement (the “Second Private Placement”).  The units in the Second Private Placement consisted of 666,667 shares of the Company’s common stock and warrants to purchase an additional 666,667 shares of the Company’s common stock.  The warrants in the Second Private Placement are for a term of five years and have an exercise price of $0.40 per share.

The Company registered the resale of a maximum of 26,286,836 shares of common stock under a registration statement, which was declared effective on February 11, 2014.

Effective March 3, 2014, Ernest W. Purcell was elected to the Company’s board of directors to fill a vacancy on the board as a result of the resignation of Craig Columbus, which was also effective March 3, 2014. Pursuant to his appointment, Mr. Purcell has been granted stock options to purchase 250,000 shares of common stock at an exercise price of $0.40 per share.

Effective March 5, 2014, stockholders holding a majority of the Company’s outstanding shares of common stock (i) approved the AudioEye, Inc. 2014 Incentive Compensation Plan, (ii) granted authority to the Company’s Chief Executive Officer to file a Certificate of Amendment to the Certificate of Incorporation to increase the authorized number of shares of Company common stock to 250,000,000 from 100,000,000 and (iii) granted authority to the Company’s Chief Executive Officer to file a Certificate of Amendment to the Certificate of Incorporation prior to the Company’s listing on a national market or exchange, and in connection with meeting the applicable listing requirements of such national market or exchange, to implement a reverse stock split of the outstanding shares of common stock on the basis of one post-reverse split share for up to every ten pre-reverse split shares, with the exact ratio to be determined by the Chief Executive Officer.

On March 24, 2014, the Company’s board of directors approved the issuance of a warrant to a third party to purchase up to 1,000,000 shares of the Company’s common stock in connection with services. The warrant has an issuance date of March 24, 2014, expires on March 24, 2017, has a strike price of $0.40 per share, and vests as follows:  the warrant becomes exercisable for one share for every $10 of gross sales by the Company during the 12-month period immediately following the date of the warrant to customers introduced by the holder’s affiliate.

On March 24, 2014, the Company’s board of directors approved the grant of stock options to purchase 2,577,100 shares at an average exercise price of $0.45 per share under the AudioEye, Inc. 2013 Incentive Compensation Plan and the AudioEye, Inc. 2014 Incentive Compensation Plan.

On March 27, 2014, the Company filed a Certificate of Amendment to the Certificate of Incorporation increasing the authorized number of shares of Company common stock to 250,000,000 from 100,000,000.

Through March 31, 2014, the Company has issued 100,000 shares of common stock for services and 1,300,000 shares of common pursuant to exercise of warrants for a total proceed of $13,000.